UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	June 30, 2005
Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	MBF Capital Management, Inc.
Address:	100 Shoreline Highway, Suite A190
		Mill Valley, CA 94941

Form 13F File Number:	028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark B. Friedman
Title:	President
Phone:	415-289-3939

Signature, Place and Date of Signing:

/s/ Mark B. Friedman	Mill Valley, CA		August 15, 2005
Mark B. Friedman

Report Type (Check only one.):

X  	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		$118,555 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

<Page

                                 TITLE        CUSIP         VALUE                     INV     OTHER   VOTING AUTH
NAME OF ISSUER                   OF CLASS                   (X1000)      SHARES       DISC    MNGR  SOLE   SHARED  NONE

3Com Corp                        COMMON    885535104         1,099    302,000SH      SOLE          302,000
Angeion Corporation              COMMON    03462H404           111     42,166SH      SOLE           42,166
Array Biopharma Inc.             COMMON    04269X105           242     38,339SH      SOLE           38,339
Avigen Inc.                      COMMON    053690103         1,003    323,700SH      SOLE          323,700
Axonyx Inc                       COMMON    05461R101           344    258,700SH      SOLE          258,700
BEA Systems Inc.                 COMMON    073325102         1,493    170,000SH      SOLE          170,000
CPI Aerostructures Inc           COM NEW   125919308           912    101,300SH      SOLE          101,300
Cellegy Pharmaceuticals          COMMON    15115L103           228    138,725SH      SOLE          138,725
Chipmos Technologies Bermuda Ltd SHS       G2110R106         3,407    515,500SH      SOLE          515,500
Chordiant Software, Inc.         COMMON    170404107           144     74,100SH      SOLE           74,100
Churchill Downs Inc.             COMMON    171484108         9,270    218,167SH      SOLE          218,167
Collagenex Pharmaceuticals Inc.  COMMON    19419B100           300     39,454SH      SOLE           39,454
Corning Inc.                     COMMON    219350105         3,490    210,000SH      SOLE          210,000
Critical Path Inc.               COM NEW   22674V506            88    200,625SH      SOLE          200,625
CuraGen Corp.                    COMMON    23126R101         1,227    238,716SH      SOLE          238,716
DOV Pharmaceutical Inc.          COMMON    259858108           597     32,000SH      SOLE           32,000
Devon Energy Corp.               COMMON    25179M103         4,054     80,000SH      SOLE           80,000
Dialog Semiconductor        SPONSORED ADR  25250P108           921    362,600SH      SOLE          362,600
Dow Chemical Co.                 COMMON    260543103         2,538     57,000SH      SOLE           57,000
EP Medsystems Inc.               COMMON    26881P103           987    317,400SH      SOLE          317,400
Enterasys Networks Inc.          COMMON    293637104           186    206,800SH      SOLE          206,800
Exelixis Inc.                    COMMON    30161Q104         1,458    196,200SH      SOLE          196,200
Finish Line Inc.                 CL A      317923100         5,461    288,634SH      SOLE          288,634
Genesco Inc.                     COMMON    371532102         9,807    264,400SH      SOLE          264,400
Huntsman Corp.                   COMMON    447011107         1,849     91,200SH      SOLE           91,200
Infocus Corp                     COMMON    45665B106         1,465    353,934SH      SOLE          353,934
Ivax Corp                        COMMON    465823102         4,085    190,000SH      SOLE          190,000
K-Swiss Inc.                     CL A      482686102         4,583    141,700SH      SOLE          141,700
Laserscope                       COMMON    518081104           332      8,000SH      SOLE            8,000
Liberty Media                  COM SER A   530718105           636     62,400SH      SOLE           62,400
MI Developments Inc         CL A SUB VTG   55304X104         3,548    112,500SH      SOLE          112,500
Magna Ent Corp.                  CL A      559211107        12,147  2,165,200SH      SOLE        2,165,200
Micro Therapeutics Inc.          COMMON    59500W100           737    185,100SH      SOLE          185,100
Micron Technology Inc.           COMMON    595112103         1,532    150,000SH      SOLE          150,000
Microsoft Corp.                  COMMON    594918104           378     15,200SH      SOLE           15,200
National Seminconductor Corp     COMMON    637640103         2,203    100,000SH      SOLE          100,000
North Am. Scientific Inc.        COMMON    65715D100           488    233,374SH      SOLE          233,374
Novell Inc.                      COMMON    670006105         1,116    180,000SH      SOLE          180,000
Penwest Pharm.                   COMMON    709754105         2,297    194,300SH      SOLE          194,300
Pep Boys Manny Moe & Jack        COMMON    713278109         1,640    121,100SH      SOLE          121,100
Pericom Semiconductor Corp.      COMMON    713831105         1,465    180,000SH      SOLE          180,000
Precision Drilling Corp.         COMMON    74022D100         1,576     40,000SH      SOLE           40,000
Sequenom Inc.                    COMMON    817337108            74     65,200SH      SOLE           65,200
Shoe Carnival Inc.               COMMON    824889109         3,124    143,562SH      SOLE          143,562
Skechers USA Inc.                CL A      830566105         3,408    239,000SH      SOLE          239,000
Sothebys Holdings Inc.           CL A      835898107         3,973    290,000SH      SOLE          290,000
Stratus Properties Inc.          COM NEW   863167201         1,001     56,264SH      SOLE           56,264
Tripath Technology Inc           COMMON    89672P104             8     12,995SH      SOLE           12,995
Visual Networks Inc.             COMMON    928444108            36     23,500SH      SOLE           23,500
WMS Industries Inc.              COMMON    929297109         7,020    208,000SH      SOLE          208,000
Westlake Chemical Corp           COMMON    960413102         2,499    102,000SH      SOLE          102,000
XM Satellite Radio Hldgs Inc.    CL A      983759101         5,968    177,300SH      SOLE          177,300




AJC\3941\003\1316236.01